Hedge Accounting - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Description of type of hedge	There are three types of hedge relations: Fair value hedge, Cash flow hedge and Hedge of net investment in foreign operations.
Risk factor designated coverage ratio	100.00%
Balance reserve in cash flow hedge for which hedge accounting is no longer applied	R$ 218	R$ 307